LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Land Use Rights Disclosure [Abstract]
Summary of Land Use Rights	Land use rights consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Land use rights	29,788	29,788
Less: Accumulated amortization	(805)	(1,610)
	28,983	28,178